UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

December 31, 2018 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 6.7%

Canadian Imperial Bank of Commerce	688,458	$51,276

Canadian Pacific Railway Ltd.	199,877	35,466

Encana Corp.	16,503,315	95,258

Gildan Activewear Inc.	3,753,968	113,950

Manulife Financial Corp.	12,194,615	173,022

		468,972

China — 2.1%

Baidu Inc. ADR[1]	953,101	151,162

France — 2.8%

BNP Paribas SA	3,115,418	140,906

Engie SA	3,780,449	54,251

		195,157

Germany — 10.1%

BASF SE	3,101,693	216,044

Deutsche Post AG	3,893,998	106,342

Linde PLC	1,660,348	263,570

SAP SE	1,279,882	127,028

		712,984

Hong Kong — 3.5%

China Merchants Port Holdings Co. Ltd.	19,971,568	35,962

China Mobile Ltd.	22,032,839	212,014

		247,976

Italy — 3.2%

UniCredit SpA	19,604,701	222,061

Japan — 13.5%

East Japan Railway Co.	1,582,200	139,724

Fanuc Corp.	740,400	112,363

Japan Airlines Co. Ltd.	3,271,800	115,956

KDDI Corp.	6,522,700	155,860

Sompo Holdings Inc.	2,936,100	99,740

Sumitomo Mitsui Financial Group Inc.	2,511,900	82,805

Takeda Pharmaceutical Co. Ltd.	7,215,900	244,579

		951,027

Netherlands — 3.7%

Akzo Nobel NV	2,384,273	192,318

ING Groep NV	6,401,425	69,017

		261,335

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

South Korea — 4.4%

Samsung Electronics Co. Ltd.	3,182,429	$110,786

SK Innovation Co. Ltd.	176,893	28,394

SK Telecom Co. Ltd.	701,359	169,223

		308,403

Spain — 1.0%

CaixaBank SA	19,377,934	70,248

Switzerland — 10.6%

ABB Ltd.	11,235,396	214,552

Aryzta AG1	30,223,567	33,486

Cie Financiere Richemont SA	2,138,703	137,920

Givaudan SA	34,598	80,221

Novartis AG	1,645,332	140,913

Roche Holding AG	556,571	138,174

		745,266

Turkey — 0.4%

Akbank T.A.S.	20,899,957	27,090

United Kingdom — 32.4%

AstraZeneca PLC	2,134,829	159,808

Aviva PLC	27,397,927	131,130

Balfour Beatty PLC	22,454,546	71,351

Barclays PLC	99,141,525	190,206

BHP Group PLC	2,650,003	55,786

BP PLC	26,263,270	166,020

British American Tobacco PLC	6,022,778	191,916

Carnival PLC	1,925,766	92,366

Cobham PLC[1]	78,735,508	98,068

GlaxoSmithKline PLC	3,705,366	70,427

Johnson Matthey PLC	1,356,189	48,383

Lloyds Banking Group PLC	124,379,265	82,200

Micro Focus International PLC	5,092,658	89,772

Prudential PLC	13,020,342	232,672

Rolls-Royce Group PLC[1]	13,474,972	142,554

Royal Dutch Shell PLC, Class B	6,267,476	186,931

SSE PLC	11,376,802	156,827

Vodafone Group PLC	60,094,396	117,116

		2,283,533

Total Common Stock

(Cost $7,778,832) — 94.4%		6,645,214

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

PREFERRED STOCK

Germany — 4.1%

Volkswagen AG‡	1,808,651	$288,399

Total Preferred Stock

(Cost $254,442) — 4.1%		288,399

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.300%**	61,313,502	61,314

Total Short-Term Investment

(Cost $61,314) — 0.9%		61,314

Total Investments — 99.4%

(Cost $8,094,588)		6,994,927

Other Assets in Excess of Liabilities — 0.6%		45,206

Net Assets — 100.0%		$7,040,133

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2018 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Canada	$468,972	$—	$—	$468,972
China	151,162	—	—	151,162
France	195,157	—	—	195,157
Germany	263,570	449,414	—	712,984
Hong Kong	247,976	—	—	247,976
Italy	—	222,061	—	222,061
Japan	—	951,027	—	951,027
Netherlands	261,335	—	—	261,335
South Korea	—	308,403	—	308,403
Spain	70,248	—	—	70,248
Switzerland	—	745,266	—	745,266
Turkey	27,090	—	—	27,090
United Kingdom	2,283,533	—	—	2,283,533

Total Common Stock	3,969,043	2,676,171	—	6,645,214

Preferred Stock	—	288,399	—	288,399

Short-Term Investment	61,314	—	—	61,314

Total Investments in Securities	$4,030,357	$2,964,570	$—	$6,994,927

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to markets being closed. At December 31, 2018, securities with a value of $2,964,570 (000), which represented 42.1% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to certain markets being closed which triggered fair valuation at the end of the period.

At December 31, 2018, there were no transfers between Level 2 and Level 3 investments in securities since the prior fiscal year end. All transfers, if any, are recognized by the Fund at the end of the period. At December 31, 2018, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2900

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2019